UNAUDITED CONDENED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from Operating Activities:
Net loss	$ (4,079)	$ (6,310,345)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expenses	212,954	142,120
Amortization of right-of-use assets		246,323
Loss from disposal of property and equipment	396	240,221
Provision for doubtful accounts of accounts receivables	398,378	3,286,320
Provision for doubtful accounts of prepayments	164,953	240,986
Provision for doubtful accounts of other current assets	565	(12,964)
Changes in fair value of short-term investments	(542,128)
Changes in fair value of warrant liabilities	(830)
Changes in operating assets and liabilities:
Accounts receivable	1,838,169	(624,042)
Prepayments - third parties	(146,446)	4,110,968
Prepayments - a related party	2,339,321	(940,910)
Media deposits - third parties	278,975	(245,034)
Media deposits - a related party	(107,861)
Other current assets	201	261,313
Accounts payable	(1,456,524)	(1,193,481)
Advance from advertisers	78,650	(1,118,710)
Advertiser deposits	(154,959)	(901,466)
Income tax payable		448
Accrued expenses and other liabilities	(260,732)	(953,738)
Operating lease liabilities		(228,588)
Net Cash Provided by (Used in) Operating Activities	2,639,003	(4,000,579)
Cash Flows from Investing Activities:
Purchases of property and equipment	(7,185)
Purchases of intangible assets	(23,052)
Purchases of short-term investments	(758,156)
Redemption of short-term investments	290,379
Purchase of long-term investments	(4,907,409)
Loans made to related parties	(127)	(171)
Repayment of loans from related parties		1,730,005
Net Cash (Used in) Provided by Investing Activities	(5,405,550)	1,702,834
Cash Flows from Financing Activities:
Repayment of bank borrowings	(26,635)	(35,727)
Repayment of borrowings to related parties		(15,446)
Payments of dividends to shareholders	0	(1,234,739)
Net Cash Used in Financing Activities	(26,635)	(1,285,912)
Effect of exchange rate changes on cash and cash equivalents	(168,963)	(191,795)
Net decrease in cash and cash equivalents	(2,962,145)	(3,775,452)
Cash and cash equivalents at beginning of period	6,679,077	8,882,852
Cash and cash equivalents at end of period	$ 3,716,932	$ 5,107,400